Note 20 - Mortgage Banking Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
	In Thousands
	2019	2018
Forward contracts related to mortgage loans held for sale and interest rate contracts	$65	(88)
Interest rate contracts for customers	(7)	335

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	In Thousands
	2019		2018
	Notional Amount	Fair Value	Notional Amount	Fair Value
Included in other assets (liabilities):
Interest rate contracts for customers	$10,307	328	9,655	335
Forward contracts related to mortgage loans held-for-sale	14,000	(23)	11,750	(88)